Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product revenue									$ 2,854	$ 2,592	$ 2,301
Service revenue									2,876	2,699	2,410
Total revenue	1,642	1,435	1,409	1,244	1,601	1,360	1,272	1,058	5,730	5,291	4,711
Cost of products									2,177	2,011	1,799
Cost of services									2,208	2,098	1,922
Selling, general and administrative expenses									894	794	685
Research and development expenses									219	176	156
Total operating expenses									5,498	5,079	4,562
Income from operations	(7)	89	101	49	102	28	62	20	232	212	149
Interest expense									(42)	(13)	(2)
Other (expense) income, net									(8)	(3)	(11)
Income from continuing operations before income taxes									182	196	136
Income tax expense (benefit)									42	51	(11)
Income from continuing operations									140	145	147
Income (loss) from discontinued operations, net of tax									6	(93)	(10)
Net income									146	52	137
Net (loss) income attributable to noncontrolling interests									0	(1)	3
Net income attributable to NCR	(20)	57	80	29	(9)	16	33	13	146	53	134
Amounts attributable to NCR common stockholders:
Income from continuing operations	(23)	58	67	38	59	23	45	19	140	146	144
Income (loss) from discontinued operations, net of tax	3	(1)	13	(9)	(68)	(7)	(12)	(6)	6	(93)	(10)
Net income (loss) attributable to NCR common stockholders									$ 146	$ 53	$ 134
Net income per common share from continuing operations
Basic (in dollars per share)	$ (0.14)	$ 0.36	$ 0.42	$ 0.24	$ 0.37	$ 0.15	$ 0.29	$ 0.12	$ 0.88	$ 0.92	$ 0.90
Diluted (in dollars per share)	$ (0.14)	$ 0.35	$ 0.41	$ 0.23	$ 0.37	$ 0.14	$ 0.28	$ 0.12	$ 0.85	$ 0.91	$ 0.89
Net income (loss) per common share
Basic (in dollars per share)	$ (0.12)	$ 0.36	$ 0.50	$ 0.18	$ (0.06)	$ 0.10	$ 0.21	$ 0.08	$ 0.92	$ 0.34	$ 0.84
Diluted (in dollars per share)	$ (0.12)	$ 0.35	$ 0.49	$ 0.18	$ (0.06)	$ 0.10	$ 0.21	$ 0.08	$ 0.89	$ 0.33	$ 0.83
Weighted average common shares outstanding
Basic (in shares)									159.3	158.0	159.8
Diluted (in shares)									163.8	161.0	161.2